SHORT-TERM BORROWINGS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	May 31, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Sep. 30, 2020 CNY (¥)	Dec. 31, 2018 CNY (¥)
Notes receivable
Short-term Debt					¥ 259,658		¥ 229,250		$ 40,746
Proceeds from loan					¥ 406,837	$ 63,842	398,766	¥ 150,919
Annual interest rate					4.35%				4.35%
Repayments of debt					¥ 376,429	$ 59,070	264,597	¥ 55,838
1 Pharmacy Technology Yaofang | Industrial Bank
Notes receivable
Maximum borrowing capacity	¥ 200,000
Prime rate | 1 Pharmacy Technology Yaofang | Industrial Bank
Notes receivable
Spread on variable rate	0.78%
Revolving credit facility
Notes receivable
Short-term Debt					259,658		¥ 229,250
Amount of undrawn balance under credit facilities agreements					¥ 270,342
Average annual interest rate					4.35%		5.32%		4.35%
Revolving credit facility | 1 Pharmacy Technology Yaofang | China Merchant Bank
Notes receivable
Maximum borrowing capacity				¥ 100,000						¥ 300,000
Spread on variable rate				0.30%
Line of credit drawn down facility					¥ 331,837		¥ 229,666
Repayments of line of credit					232,179		159,666
Line of credit outstanding					¥ 199,658		¥ 100,000
Interest rate					4.35%	4.35%	4.10%
Revolving credit facility | 1 Pharmacy Technology Yaofang | Industrial Bank
Notes receivable
Maximum borrowing capacity		¥ 100,000
Line of credit drawn down facility					¥ 30,000		¥ 9,850
Repayments of line of credit					9,850
Line of credit outstanding					30,000		9,850
Revolving credit facility | Prime rate | 1 Pharmacy Technology Yaofang | Industrial Bank
Notes receivable
Spread on variable rate		(0.35%)
China Zheshang Bank (CZB)
Notes receivable
Maximum borrowing capacity							¥ 65,081				¥ 500,000
Debt instrument, term							2 years
Annual interest rate							4.35%
Shanghai Pudong Technology Financial Service Co., Ltd.
Notes receivable
Short-term Debt					40,000
Proceeds from loan			¥ 40,000
Annual interest rate			8.50%
Repayments of debt					¥ 0
China Construction Bank
Notes receivable
Proceeds from loan			¥ 10,000
China Construction Bank | Minimum
Notes receivable
Liquidity Ratio					1.0	1.0
China Construction Bank | Maximum
Notes receivable
Debt to Asset Ratio					70.00%	70.00%
Several other financial institutions
Notes receivable
Short-term Debt					¥ 30,000		¥ 69,400
Proceeds from loan					45,000		109,250
Repayments of debt					¥ 84,400		¥ 39,850
Several other financial institutions | Minimum
Notes receivable
Annual interest rate					4.15%		3.50%		4.15%
Several other financial institutions | Maximum
Notes receivable
Annual interest rate					4.60%		4.60%		4.60%